                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-3229

                               SCUDDER FUNDS TRUST
                            -------------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        12/31

Date of reporting period:       6/30/2004

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder Short-Term Bond Fund

Semiannual Report to Shareholders

June 30, 2004

Contents

<Click Here> Performance Summary

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Account Management Resources

<Click Here> Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. The fund invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Please read this fund's prospectus for specific details regarding its investments and risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary June 30, 2004

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the product's most recent month-end performance.

The maximum sales charge for Class A shares is 2.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

Returns and rankings during all periods shown for Class A, B and C reflect a fee waiver and/or expense reimbursement and a reimbursement for losses incurred with certain portfolio transactions. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Returns shown for Class A, B and C shares prior to June 25, 2001 are derived from the historical performance of Class S shares of the Scudder Short-Term Bond Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 6/30/04
Scudder Short-Term Bond Fund	6-Month*	1-Year	3-Year	5-Year	10-Year
Class A	-.11%	.27%	3.24%	4.25%	4.46%
Class B	-.42%	-.46%	2.44%	3.43%	3.63%
Class C	-.51%	-.44%	2.46%	3.45%	3.66%
Lehman 1-3 Year Government/Credit Index+	.04%	.77%	4.46%	5.53%	5.95%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* Total returns shown for periods less than one year are not annualized.

Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 6/30/04	$ 10.32	$ 10.34	$ 10.33
12/31/03	$ 10.53	$ 10.53	$ 10.54
Distribution Information: Six Months: Income Dividends as of 6/30/04	$ .20	$ .16	$ .16
June Income Dividend	$ .0334	$ .0265	$ .0267
SEC 30-day Yield as of 6/30/04*	2.38%	1.57%	1.75%
Current Annualized Distribution Rate as of 6/30/04*	3.88%	3.08%	3.10%

* Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on June 30, 2004. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended June 30, 2004, shown as an annualized percentage of the net asset value on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Yields and distribution rates are historical and will fluctuate. The SEC yield would have been 1.20% and 1.71% for Class B and C, respectively, had certain expenses not been reduced.
Class A Lipper Rankings - Short Investment Grade Debt Funds Category as of 6/30/04
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	91	of	170	54
3-Year	76	of	119	64

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] Scudder Short-Term Bond Fund - Class A [] Lehman 1-3 Year Government/Credit Index+

Yearly periods ended June 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

Comparative Results (Adjusted for Maximum Sales Charge) as of 6/30/04
Scudder Short-Term Bond Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,751	$10,701	$11,972	$15,043
	Average annual total return	-2.49%	2.28%	3.67%	4.17%
Class B	Growth of $10,000	$9,665	$10,555	$11,738	$14,287
	Average annual total return	-3.35%	1.82%	3.26%	3.63%
Class C	Growth of $10,000	$9,956	$10,756	$11,849	$14,322
	Average annual total return	-.44%	2.46%	3.45%	3.66%
Lehman 1-3 Year Government/ Credit Index+	Growth of $10,000	$10,077	$11,398	$13,091	$17,829
	Average annual total return	.77%	4.46%	5.53%	5.95%

The growth of $10,000 is cumulative.

+ Lehman 1-3 Year Government/Credit Index is an unmanaged index consisting of all US government agency and Treasury securities, as well as investment grade debt securities with maturities of one to three years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class AARP and Class S

Class AARP has been created especially for members of AARP. Class S is not available to new investors.

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit aarp.scudder.com (Class AARP) or myScudder.com (Class S) for the product's most recent month-end performance.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement and a reimbursement for losses incurred with certain portfolio transactions. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Returns shown for Class AARP prior to August 14, 2000 are derived from the historical performance on Class S shares of the Scudder Short-Term Bond Fund during such periods and have assumed the same expense structure during such periods. Any difference in expenses will affect performance.

Average Annual Total Returns as of 6/30/04
Scudder Short-Term Bond Fund	6-Month*	1-Year	3-Year	5-Year	10-Year
Class S	-.07%	.53%	3.48%	4.50%	4.73%
Class AARP	.02%	.62%	3.51%	4.53%	4.74%
Lehman 1-3 Year Government/Credit Index+	.04%	.77%	4.46%	5.53%	5.95%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* Total returns shown for periods less than one year are not annualized.

Net Asset Value and Distribution Information
	Class AARP	Class S
Net Asset Value: 6/30/04	$ 10.32	$ 10.32
12/31/03	$ 10.54	$ 10.53
Distribution Information: Six Months: Income Dividends as of 6/30/04	$ .21	$ .21
June Income Dividend	$ .0355	$ .0355
SEC 30-day Yield as of 6/30/04*	2.63%	2.62%
Current Annualized Distribution Rate as of 6/30/04*	4.13%	4.13%

* Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on June 30, 2004. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended June 30, 2004, shown as an annualized percentage of the net asset value on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Yields and distribution rates are historical and will fluctuate. The SEC yield would have been 2.60% and 2.58% for Class AARP and S, respectively, had certain expenses not been reduced.
Class S Lipper Rankings - Short Investment Grade Debt Funds Category as of 6/30/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	63	of	170	37
3-Year	65	of	119	54
5-Year	65	of	97	67
10-Year	45	of	49	90

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Growth of an Assumed $10,000 Investment
[] Scudder Short-Term Bond Fund - Class S [] Lehman 1-3 Year Government/Credit Index+

Yearly periods ended June 30

Comparative Results as of 6/30/04
Scudder Short-Term Bond Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$10,053	$11,081	$12,462	$15,875
	Average annual total return	.53%	3.48%	4.50%	4.73%
Class AARP	Growth of $10,000	$10,062	$11,091	$12,478	$15,895
	Average annual total return	.62%	3.51%	4.53%	4.74%
Lehman 1-3 Year Government/ Credit Index+	Growth of $10,000	$10,077	$11,398	$13,091	$17,829
	Average annual total return	.77%	4.46%	5.53%	5.95%

The growth of $10,000 is cumulative.

+ Lehman 1-3 Year Government/Credit Index is an unmanaged index consisting of all US government agency and Treasury securities, as well as investment grade debt securities with maturities of one to three years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio Management Review

In the following interview, Portfolio Managers Sean McCaffrey and William Chepolis discuss market conditions and the fund's investment strategy during the six-month period ended June 30, 2004.

Q: How would you describe the investment environment for bonds during the past six months?

A: At the close of 2003, with a significant tax stimulus package working its way through the US economy, more convincing signs of an economic rebound began to emerge. Positive statistical reports included increases in employment, capital spending, consumer confidence and housing starts. The yield curve at the start of the year was steep, with many investors taking advantage of the "carry trade" by borrowing short-term and investing longer-term.1 The first quarter of 2004 was generally characterized by stronger economic news, yet there was no confirmation from the labor markets, which was the key economic figure for investors. With each month's employment report, there was discouragement, to the point where other positive economic indicators didn't register with investors. As a result, yields trended downward through the first three months of this year. However, fixed-income yields began to increase following the government's March and April employment reports, both of which greatly exceeded advance estimates for monthly job creation. Looked at quarter over quarter, job growth has been rising steadily: from a net loss of 3,000 jobs for the three months ended September 30, 2003, to 595,000 jobs added for the quarter ended March 31, 2004, to 671,000 new jobs for the three months ended June 30, 2004.

1 The yield curve is a graph with a left-to-right line that shows how high or low yields are, from the shortest to the longest maturities. Typically the line rises from left to right as investors who are willing to tie up their money for a longer period are rewarded with higher yields.
Treasury Bond Yield Curve (as of 12/31/03 and 6/30/04)

Past performance is no guarantee of future results.

Source: Bloomberg

Crude oil prices have been a concern, with OPEC approaching its maximum production level, and access to Iraq's oil fields sporadically curtailed or cut off. The Iraqi situation itself, with the June 28 transfer of sovereignty to an Iraqi-led government, does not seem to be commanding the attention of the financial markets as it did in 2003. Throughout the period, the Federal Reserve began to shift from an accommodative to a restrictive monetary policy stance, and to focus on curbing inflation, rather than deflation. At the close of the period, the position of the yield curve assumed that the Fed will raise short-term interest rates by 25 basis points at each of its next four to five meetings, with one 50-basis-point increase during that period. At the same time, second-quarter gross domestic product (GDP) was slightly "softer" than expected, and some business and consumer spending reports have shown slight declines recently. We don't think the US economy is growing fast enough for the Fed to act aggressively or suddenly in raising rates. But we do believe that economic growth is on track and that interest rates should continue to rise gradually.

Q: How did the fund perform in this environment?

A: For the most recent semiannual period ended June 30, 2004, Class A shares of the fund returned -0.11% (unadjusted for sales charges, which, if included, would have reduced performance). In comparison, the Lehman 1-3 Year Government/Credit Index returned 0.04%.2 For the six-month period, the fund performed in line with the 0.01% return of its peers in the Lipper Short Investment Grade Debt Funds category.3 (Please see pages 4 through 9 for the performance of other share classes.)

2 The Lehman 1-3 Year Government/Credit Index is an unmanaged index consisting of all US government agency and Treasury securities, as well as investment-grade debt securities with maturities of one to three years. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.
3 The Lipper Short Investment Grade Debt Funds category comprises funds that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. It is not possible to invest directly in a category or any index.

Q: Will you describe the fund's investment process?

A: The portfolio team has worked to actively manage the fund with a focus on adding value through individual security selection and sector rotation within an appropriate risk-control framework, meaning that we closely examine the risk-return trade-off of each individual security, as well as how the purchase or sale of a particular security could affect the positioning of the portfolio overall. We have avoided making interest rate calls and have controlled our individual security exposures by not establishing large overweight positions in individual issues. We have stressed broad diversification, particularly with regard to the fund's holdings in the corporate sector, so that the fund is not excessively vulnerable to a decline in a single issuer. We believe that over time this will be a more effective approach than one that is based on predicting the direction of the economy or interest rates.

Q: In terms of your current strategy, how is the fund positioned?

A: Our primary and most effective strategy during the period was the fund's overweighting of "spread sectors," such as asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). In holding these sectors, our goal has been to seek "carry," or income from yield, above that of the benchmark; if we can also capture total return through "spread tightening," so much the better.4 We look for undervalued individual securities from the AAA-rated level down to the BBB-rated level. Some of these "special situations," whether such labels were warranted or not, added value to the portfolio during the period. Sometimes the situations that cause these securities to be undervalued are created by distress at the seller/servicer or parent issuer level rather than within the structured-finance trust itself. At other times, the prices of these securities temporarily become distressed because the underlying collateral in the trust performs poorly for a short period. Our opinion when making investments is that the reward for being involved in these situations relative to the perceived risk is favorable. For more than 12 months, we have worked to build the fund's ABS and CMBS positions. At period-end, the fund held a large ABS position of 24% of portfolio assets, and our allocation to CMBS has been increasing steadily, to 21% of assets on June 30.

4 The yield spread is the difference in yield between non-Treasury fixed-income securities, such as corporate bonds or asset-backed securities, and Treasury bonds of comparable maturity. If yield spreads are "narrow," for example, it typically means that yields have been declining, or "tightening," and prices rising, compared with Treasury bonds of similar maturity. If yield spreads are "wide," it usually means that yields have been rising, and prices falling, in relation to the equivalent Treasury issue.

In the mortgage area, we continue our bias against holding securities with embedded options such as call features that distort duration (a fixed-income security's responsiveness to changes in interest rates). Therefore, within the mortgage sector, we have looked for solid structuring or a reasonable idea of how much the security will be affected by prepayments. The more callable - or subject to prepayments - the mortgage security is, the more we want the fund to be paid for holding it. This strategy has also worked well for the fund in 2004.

Our corporate holdings, while increasing in number, have not varied greatly on an overall percentage of portfolio basis in recent months. The sector appears to be near fully valued and, in our view, has not warranted an increased overweight.

The fund's duration stood at 1.86 years as of June 30, in line with the benchmark's duration of 1.83 years. Our goal is to keep the fund's duration as close to the duration of the benchmark as possible. In this way, we believe fund performance would be the result of our individual security selection rather than our views on the direction of interest rates. At the close of the period, the fund held 314 individual issues.

Q: What detracted from performance during the period?

A: The market rewarded those funds that had substantial overweights in corporate issues during the six month period. As we felt that these issues were not attractively priced and did not conform to our investment strategy, we concentrated on opportunities in the ABS and CMBS arenas, which while they provided good absolute returns, ended the period underperforming corporate issues.

Q: How do you assess the investment environment at present?

A: If the economy remains on a steady growth path, we believe that the credits that we have overweighted within the portfolio will perform well. Rapidly rising interest rates might startle the market to some degree, and we're hopeful that this will not occur. Should interest rates spike, we plan to maintain enough liquidity within the fund to take advantage of any opportunities that are created. Temporary dislocations in the marketplace are challenging to deal with, but if we stick to our disciplines, the opportunities to pick up attractively valued securities can be rewarding over the long term.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary

Diversification	6/30/04	12/31/03

Corporate Bonds	30%	30%
Asset Backed	24%	23%
Commercial and Non-Agency Mortgage Backed Securities	20%	14%
US Government Backed	17%	19%
Collateralized Mortgage Obligations	3%	7%
Foreign Bonds - US$ Denominated	3%	2%
Government National Mortgage Association	2%	2%
Cash Equivalents, net	1%	2%
US Agency Obligations	-	1%
	100%	100%

Quality	6/30/04	12/31/03

US Government & Treasury Obligations	21%	23%
AAA*	35%	32%
AA	13%	11%
A	18%	19%
BBB	11%	11%
Not Rated	2%	4%
	100%	100%

Effective Maturity	6/30/04	12/31/03

Under 1 year	9%	9%
1 < 5 years	89%	90%
5 < 8 years	2%	1%
	100%	100%

* Category includes cash equivalents, net.

Diversification, quality and effective maturity are subject to change.

For more complete details about the fund's investment portfolio, see page 17. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end is available upon request on the 16th of the following month. Please see the Account Management Resources section for contact information.

Investment Portfolio as of June 30, 2004 (Unaudited)

	Principal Amount ($)	Value ($)

Corporate Bonds 30.1%
Consumer Discretionary 2.2%
Continental Cablevision, Inc., 8.3%, 5/15/2006	4,500,000	4,885,214
DaimlerChrysler NA Holding Corp., 6.4%, 5/15/2006 (b)	2,500,000	2,631,240
Fortune Brands, Inc., 2.875%, 12/1/2006 (b)	2,000,000	1,978,892
Liberty Media Corp., Series A, 3.5%, 9/25/2006	1,000,000	998,185
Lowe's Companies, Inc., 7.5%, 12/15/2005	2,000,000	2,130,068
Target Corp., 5.95%, 5/15/2006	1,000,000	1,051,852
Time Warner, Inc.:
6.125%, 4/15/2006	4,500,000	4,714,132
6.15%, 5/1/2007	1,000,000	1,058,800
Viacom, Inc., 6.4%, 1/30/2006	2,000,000	2,103,770
Walt Disney Co., 6.75%, 3/30/2006	1,000,000	1,059,285
		22,611,438
Consumer Staples 2.4%
Bottling Group LLC, 2.45%, 10/16/2006	1,500,000	1,477,076
Coca-Cola Enterprises, Inc., 2.5%, 9/15/2006 (b)	2,500,000	2,463,073
ConAgra Foods, Inc., 7.5%, 9/15/2005	3,500,000	3,681,926
General Mills, Inc.:
2.625%, 10/24/2006	1,000,000	978,436
5.125%, 2/15/2007	1,500,000	1,557,310
Kraft Foods, Inc.:
4.625%, 11/1/2006	4,000,000	4,095,752
5.25%, 6/1/2007	1,000,000	1,039,999
PepsiCo, Inc., 3.2%, 5/15/2007	1,500,000	1,491,435
Safeway, Inc., 2.5%, 11/1/2005	1,000,000	993,857
Tyson Foods, Inc., 7.25%, 10/1/2006	750,000	807,794
Unilever Capital Corp., 6.875%, 11/1/2005	1,000,000	1,054,284
Wal-Mart Stores, Inc.:
5.45%, 8/1/2006	1,500,000	1,570,052
5.875%, 10/15/2005 (b)	3,500,000	3,643,090
		24,854,084
Energy 1.5%
Alabama Power Co., 2.8%, 12/1/2006	2,823,000	2,785,465
Conoco Funding Co., 5.45%, 10/15/2006 (b)	4,000,000	4,186,936
Devon Energy Corp., 2.75%, 8/1/2006	4,000,000	3,941,500
Florida Power and Light, 6.875%, 12/1/2005	1,000,000	1,057,427
Occidental Petroleum Corp., 7.65%, 2/15/2006	1,000,000	1,072,308
Valero Energy Corp., 7.375%, 3/15/2006	2,000,000	2,137,916
		15,181,552
Financials 18.7%
ABN Amro Bank NV Chicago, 7.55%, 6/28/2006	1,000,000	1,082,276
American Express Co., 5.5%, 9/12/2006	1,500,000	1,570,359
American General Finance Corp.:
3.0%, 11/15/2006	1,500,000	1,482,180
5.875%, 7/14/2006	3,000,000	3,150,006
Bank of America Corp.:
4.75%, 10/15/2006	5,000,000	5,161,025
5.25%, 2/1/2007	1,500,000	1,564,927
Bank One Corp.:
6.5%, 2/1/2006	1,000,000	1,055,309
6.875%, 8/1/2006	1,000,000	1,069,821
7.625%, 8/1/2005	4,000,000	4,210,532
Bear Stearns Companies, Inc.:
3.0%, 3/30/2006	2,000,000	1,998,076
5.7%, 1/15/2007	1,500,000	1,577,831
Caterpillar Financial Service Corp.:
2.59%, 7/15/2006	3,000,000	2,966,262
5.95%, 5/1/2006	1,500,000	1,577,136
CIT Group, Inc.:
4.125%, 2/21/2006	3,500,000	3,559,913
7.375%, 4/2/2007	1,000,000	1,094,037
Citigroup, Inc.:
5.5%, 8/9/2006	2,000,000	2,089,286
6.75%, 12/1/2005	12,500,000	13,187,100
Credit Suisse First Boston USA, Inc.:
5.75%, 4/15/2007	1,500,000	1,580,525
5.875%, 8/1/2006	2,500,000	2,628,655
Donaldson, Lufkin & Jenrette Securities Corp., 6.875%, 11/1/2005	1,000,000	1,054,541
EOP Operating LP, 8.375%, 3/15/2006	1,000,000	1,082,201
Fannie Mae, 2.625%, 11/15/2006 (b)	1,745,000	1,718,760
Fifth Third Bancorp, 2.7%, 1/30/2007	1,000,000	985,804
FleetBoston Financial Corp.:
4.875%, 12/1/2006	1,000,000	1,034,475
7.25%, 9/15/2005	3,500,000	3,688,265
Ford Motor Credit Co.:
6.5%, 1/25/2007	6,500,000	6,829,725
6.875%, 2/1/2006	6,500,000	6,817,830
7.2%, 6/15/2007	2,500,000	2,658,348
7.6% , 8/1/2005	3,500,000	3,664,024
General Electric Capital Corp.:
2.8%, 1/15/2007	1,000,000	984,921
2.85%, 1/30/2006 (b)	6,000,000	6,007,878
5.0%, 2/15/2007	1,500,000	1,558,876
6.8%, 11/1/2005	4,000,000	4,214,956
General Motors Acceptance Corp.:
6.125%, 9/15/2006	2,000,000	2,082,720
6.125%, 2/1/2007	1,000,000	1,043,495
6.15%, 4/5/2007	1,000,000	1,044,304
6.75%, 1/15/2006	6,000,000	6,287,106
7.5%, 7/15/2005	4,000,000	4,178,464
Goldman Sachs Group, Inc., 7.625%, 8/17/2005 (b)	7,000,000	7,356,888
Hartford Financial Services Group, Inc., 2.375%, 6/1/2006	1,500,000	1,475,673
Household Finance Corp.:
5.75%, 1/30/2007	1,500,000	1,575,744
6.5%, 1/24/2006	5,500,000	5,797,302
7.875%, 3/1/2007	1,500,000	1,657,280
John Deere Capital Corp.:
3.125%, 12/15/2005	3,000,000	3,011,175
5.125%, 10/19/2006	1,000,000	1,037,424
JP Morgan Chase & Co.:
5.25%, 5/30/2007	1,500,000	1,565,511
5.35%, 3/1/2007	2,500,000	2,620,172
5.625%, 8/15/2006	2,500,000	2,619,575
Lehman Brothers Holdings, Inc.:
6.25%, 5/15/2006	3,500,000	3,692,959
6.625%, 2/5/2006	1,500,000	1,581,876
8.25%, 6/15/2007	1,000,000	1,124,484
Marshall & Ilsley Corp.:
2.625%, 2/9/2007 (b)	1,000,000	979,603
5.75%, 9/1/2006	2,570,000	2,704,542
Merrill Lynch & Co., Inc.:
3.0%, 4/30/2007	1,000,000	983,101
6.15%, 1/26/2006	3,000,000	3,160,986
Morgan Stanley Dean Witter & Co.:
6.1%, 4/15/2006	3,500,000	3,682,319
6.875%, 3/1/2007	1,000,000	1,085,084
NiSource Finance Corp., 7.625%, 11/15/2005	1,000,000	1,060,799
PNC Funding Corp., 5.75%, 8/1/2006	1,500,000	1,576,325
Simon Property Group LP, 7.375%, 1/20/2006	1,000,000	1,067,086
SLM Corp., 5.625%, 4/10/2007	1,000,000	1,050,865
SunTrust Banks, Inc., 7.375%, 7/1/2006	1,000,000	1,080,506
Toyota Motor Credit Corp., 2.7%, 1/30/2007	2,000,000	1,967,018
US Bancorp:
2.75%, 3/30/2006	3,000,000	2,993,733
6.75%, 10/15/2005	1,000,000	1,051,104
Verizon Global Funding Corp., 6.75%, 12/1/2005	5,000,000	5,269,790
Wachovia Corp.:
4.95%, 11/1/2006 (b)	1,000,000	1,035,855
7.55%, 8/18/2005	6,000,000	6,321,906
Washington Mutual, Inc., 2.4%, 11/3/2005	2,500,000	2,482,638
Wells Fargo & Co.:
5.125%, 2/15/2007	1,500,000	1,563,167
5.9%, 5/21/2006	1,500,000	1,575,400
7.25%, 8/24/2005	5,000,000	5,254,840
		192,604,679
Health Care 0.6%
Abbott Laboratories, 5.625%, 7/1/2006	1,500,000	1,574,457
Pfizer, Inc.:
2.5%, 3/15/2007	1,000,000	980,934
5.625%, 2/1/2006	2,000,000	2,087,692
UnitedHealth Group, Inc., 7.5%, 11/15/2005	1,000,000	1,061,097
		5,704,180
Industrials 1.3%
Boeing Capital Corp., 5.65%, 5/15/2006	4,000,000	4,203,004
First Data Corp., 4.7%, 11/1/2006	1,000,000	1,032,264
General Dynamics Corp., 2.125%, 5/15/2006	1,000,000	983,644
Honeywell International, Inc., 6.875%, 10/3/2005	1,000,000	1,050,541
Norfolk Southern Corp., 7.35%, 5/15/2007	1,500,000	1,643,697
Raytheon Co., 6.5%, 7/15/2005	3,000,000	3,105,441
United Technologies Corp., 7.0%, 9/15/2006	1,000,000	1,076,356
		13,094,947
Information Technology 0.3%
Citizens Communications Co., 8.5%, 5/15/2006	1,000,000	1,065,413
Hewlett-Packard Co., 5.75%, 12/15/2006	500,000	527,035
IBM Corp., 4.875%, 10/1/2006	1,500,000	1,555,989
		3,148,437
Materials 0.3%
Praxair, Inc., 6.9%, 11/1/2006	1,000,000	1,081,691
Weyerhaeuser Co., 6.0%, 8/1/2006	2,000,000	2,104,222
		3,185,913
Telecommunication Services 1.4%
AT&T Wireless Services, Inc., 7.35%, 3/1/2006	2,000,000	2,134,198
Bellsouth Corp., 5.0%, 10/15/2006	1,500,000	1,553,772
Cingular Wireless LLC, 5.625%, 12/15/2006	1,000,000	1,045,432
SBC Communications, Inc., 5.75%, 5/2/2006	2,700,000	2,825,291
Sprint Capital Corp.:
6.0%, 1/15/2007	500,000	523,613
7.125%, 1/30/2006	3,500,000	3,703,875
Verizon Wireless, Inc., 5.375%, 12/15/2006	2,500,000	2,606,347
		14,392,528
Utilities 1.4%
American Electric Power, 6.125%, 5/15/2006	2,500,000	2,624,413
KeySpan Corp., 7.25%, 11/15/2005	1,700,000	1,802,073
National Rural Utilities Co., 6.0%, 5/15/2006	2,500,000	2,630,850
Northern States Power Co., 2.875%, 8/1/2006	2,000,000	1,980,656
Pepco Holdings, Inc., 3.75%, 2/15/2006	2,500,000	2,512,035
Progress Energy, Inc., 6.75%, 3/1/2006	1,000,000	1,054,531
Southern California Edison Co., 8.0%, 2/15/2007	1,000,000	1,104,663
Virginia Electric and Power Co., 5.75%, 3/31/2006	1,000,000	1,043,504
		14,752,725
Total Corporate Bonds (Cost $308,465,566)		309,530,483

Foreign Bonds - US$ Denominated 2.5%
BP Capital Markets PLC, 2.75%, 12/29/2006	2,500,000	2,468,162
British Telecommunications PLC, 7.625%, 12/15/2005**	3,000,000	3,207,489
Diageo Finance BV, 3.0%, 12/15/2006	1,500,000	1,483,920
France Telecom, 7.2%, 3/1/2006**	3,200,000	3,430,845
Glaxosmithkline Capital PLC, 2.375%, 4/16/2007	500,000	486,182
Province of Manitoba, 2.75%, 1/17/2006	2,000,000	2,005,538
Province of Ontario:
2.65%, 12/15/2006	2,000,000	1,963,092
6.0%, 2/21/2006	4,000,000	4,196,716
Province of Quebec, 5.5%, 4/11/2006	1,000,000	1,043,678
Rio Tinto Financial USA Ltd., 5.75%, 7/3/2006	2,000,000	2,097,092
Swedish Export Credit Corp., 2.875%, 1/26/2007 (b)	1,500,000	1,479,851
Telefonica Europe BV, 7.35%, 9/15/2005	1,000,000	1,053,895
United Mexican States, 8.5%, 2/1/2006	720,000	778,320
Total Foreign Bonds - US$ Denominated (Cost $26,554,424)		25,694,780
Asset Backed 24.0%
Automobile Receivables 8.4%
Aesop Funding II LLC, "A", Series 1998-1, 144A, 6.14%, 5/20/2006	10,941,000	11,227,862
Americredit Automobile Receivables Trust:
"A2A", Series 2003-AM, 1.67%, 10/6/2006	1,846,754	1,846,267
"A4", Series 2004-AF, 2.87%, 2/7/2011	5,625,000	5,505,743
"A4A", Series 2003-AM, 3.1%, 11/6/2009	610,000	608,851
"A4", Series 2002-C, 3.55%, 2/12/2009	1,405,000	1,411,861
"A3", Series 2002-1, 4.23%, 10/6/2006	2,053,106	2,068,647
"D", Series 2004-1, 5.07%, 7/6/2010	2,400,000	2,402,100
"B", Series 2002-1, 5.28%, 4/9/2007	6,120,000	6,228,781
Capital Auto Receivables Asset Trust, "CTFS", Series 2004-1, 2.84%, 9/15/2010	4,640,000	4,515,572
Daimler Chrysler Auto Trust, "CTFS", Series 2004-A, 2.85%, 8/8/2010	2,390,000	2,290,929
Ford Credit Auto Owner Trust:
"C", Series 2004-A, 4.19%, 7/15/2009	4,000,000	3,984,373
"C", Series 2002-D, 4.4%, 5/15/2007	3,280,000	3,345,824
"C", Series 2002-C, 4.81%, 3/15/2007	1,095,000	1,115,642
Harley-Davidson Motorcycle Trust, "A2", Series 2004-1, 2.53%, 11/15/2011	6,600,000	6,453,101
Honda Auto Receivables Owner Trust, "A4", Series 2002-3, 3.61%, 12/18/2007	4,590,000	4,640,275
Household Automotive Trust:
"A4", Series 2003-1, 2.22%, 11/17/2009	10,000,000	9,807,318
"A4", Series 2003-2, 3.02%, 12/17/2010	5,410,000	5,312,788
Hyundai Auto Receivables Trust, "B", Series 2002-A, 144A, 3.54%, 2/16/2009	4,020,000	4,053,346
Union Acceptance Corp., "A4", Series 2000-D, 6.89%, 4/9/2007	6,391,825	6,536,294
WFS Financial Owner Trust, "A4A", Series 2002-1, 4.87%, 9/20/2009	1,740,000	1,782,372
World Omni Auto Receivables Trust, "B", Series 2002-A, 3.75%, 7/15/2009	1,409,124	1,421,066
		86,559,012
Credit Card Receivables 9.8%
Capital One Master Trust:
"C", Series 2000-2, 144A, 7.8%, 8/15/2008	9,500,000	9,920,010
"C", Series 2000-3, 144A, 7.9%, 10/15/2010	9,550,000	10,529,842
Capital One Multi-Asset Execution Trust, "C2", Series 2003-C2, 4.32%, 4/15/2009	1,850,000	1,870,786
Chase USA Master Trust:
"C", Series 1999-1, 144A, 7.35%, 1/15/2009	6,670,000	6,748,959
"C", Series 2000-2, 144A, 7.98%, 4/15/2009	9,730,000	10,330,409
Chemical Master Credit Card Trust, "A", Series 1996-3, 7.09%, 2/15/2009	8,105,000	8,709,568
Citibank Credit Card Issuance Trust, "C1", Series 2000-C1, 7.45%, 9/15/2007	5,600,000	5,905,190
Fleet Credit Card Master Trust II:
"A", Series 2001-B, 5.6%, 12/15/2008 (b)	6,230,000	6,515,631
"B", Series 2001-B, 5.9%, 12/15/2008	10,000,000	10,471,262
"A", Series 1999-C, 6.9%, 4/16/2007	2,770,000	2,809,520
Household Affinity Credit Card Master Note, "B", Series 2003-2, 2.51%, 2/15/2008	4,454,000	4,415,701
MBNA Credit Card Master Note Trust, "C3", Series 2001-C3, 6.55%, 12/15/2008	5,600,000	5,907,922
Pass-Through Amortizing Credit Card Trust, "A1FX", Series 2002-1A, 144A, 4.096%, 6/18/2012	2,993,867	3,029,017
Prime Credit Card Master Trust, "A", Series 2000-1, 6.7%, 10/15/2009	12,705,000	13,372,927
		100,536,744
Home Equity Loans 3.6%
C-Bass CBO Resecuritization, "D2", 7.25%, 6/1/2032	1,659,201	1,609,424
Chase Funding Mortgage Loan, "1A2", Series 2003-4, 2.138%, 5/25/2036	11,400,000	11,283,562
Credit-Based Asset Servicing and Securities, "AF2", Series 2003-CB6, 2.925%, 12/25/2033	13,190,000	13,136,371
IMC Home Equity Loan Trust, "A8", Series 1998-3, 6.34%, 8/20/2029	3,884,935	3,968,058
Residential Asset Securities Corp., "AI4", Series 2002-KS6, 4.38%, 7/25/2030	1,030,000	1,045,213
Residential Funding Mortgage Securities, "A2", Series 2004-HI1, 2.49%, 7/25/2013	6,600,000	6,498,341
		37,540,969
Manufactured Housing Receivables 0.5%
Green Tree Financial Corp.:
"A1", Series 1994-C1, 6.5%, 3/15/2027	381,846	395,136
"A5", Series 1994-1, 7.65%, 4/15/2019	437,118	463,485
"B2", Series 1996-5, 8.45%, 7/15/2027*	9,577,843	2,011,347
Oakwood Mortgage Investors, Inc., "A3", Series 1999-B, 6.45%, 11/15/2017	2,179,359	2,006,576
		4,876,544
Miscellaneous 1.7%
Caterpillar Financial Asset Trust, "B", Series 2002-A, 4.03%, 5/26/2008	1,580,000	1,601,554
CIT RV Trust, "A5", Series 1999-A, 6.24%, 8/15/2015	6,450,000	6,754,363
CIT RV Trust, "A5", Series 1998-A, 6.12%, 11/15/2013	1,370,000	1,423,923
CIT RV Trust, "A7", Series 1997-A, 6.4%, 8/15/2013	6,205,000	6,481,462
PP&L Transition Bond Co. LLC, "A7", Series 1999-1, 7.05%, 6/25/2009	1,010,000	1,094,177
		17,355,479
Total Asset Backed (Cost $258,887,799)		246,868,748

US Government Backed 17.0%
US Treasury Note:
1.5%, 3/31/2006 (b)	28,500,000	27,982,326
1.625%, 2/28/2006 (b)	40,575,000	39,980,657
1.875%, 1/31/2006 (b)	3,890,000	3,852,925
2.25%, 2/15/2007 (b)	6,320,000	6,196,811
2.375%, 8/15/2006 (b)	549,000	544,303
3.125%, 5/15/2007 (b)	95,997,000	95,997,000
Total US Government Backed (Cost $175,826,823)		174,554,022

US Government Agency Sponsored Pass-Thrus 0.2%
Federal Home Loan Mortgage Corp., 7.2%, 10/1/2006	940,873	1,003,793
Federal National Mortgage Association, 8.0%, 7/1/2015	1,146,881	1,225,408
Total US Government Agency Sponsored Pass-Thrus (Cost $2,226,736)		2,229,201

Commercial and Non-Agency Mortgage-Backed Securities 20.5%
Amresco Commercial Mortgage Funding:
"A3", Series 1997-C1, 7.19%, 6/17/2029	10,534,655	11,245,115
"B", Series 1997-C1, 7.24%, 6/17/2029	2,700,000	2,915,969
Bank of America Mortgage Securities:
"1A3", Series 2002-K, 3.5%, 10/20/2032	1,129,198	1,108,930
"B1", Series 2002-H, 4.702%, 8/25/2032*	2,336,850	2,342,692
"B2", Series 2002-H, 4.702%, 8/25/2032*	1,625,821	1,629,886
"B1", Series 2002-F, 4.801%, 6/25/2032*	2,277,765	2,279,901
"B2", Series 2002-B, 5.199%, 3/25/2032	1,217,655	1,215,979
"B2", Series 2002-A, 5.242%, 2/25/2032	1,533,415	1,531,518
"B1", Series 2002-D, 5.425%, 5/25/2032*	2,382,709	2,385,688
"B3", Series 2002-D, 5.425%, 5/25/2032*	970,471	971,229
"B2", Series 2002-C, 5.512%, 5/25/2032	968,282	969,038
Bear Stearns Commerical Mortgage Securities, Inc., "X2", Series 2002-TOP8, 144A, Interest Only, 2.34%, 8/15/2038	35,693,650	3,305,653
Chase Commercial Mortgage Securities Corp., "A2", Series 1997-2, 6.6%, 12/19/2029	9,216,362	9,838,927
CMC Securities Corp. III, "B2", Series 1998-2, 6.75%, 11/25/2028	75,742	75,673
Commercial Mortgage Asset Trust, "A1", Series 1999-C1, 6.25%, 1/17/2032	17,272,878	17,913,529
CS First Boston Mortgage Securities Corp.:
"A1C", Series 1997-C1, 7.24%, 6/20/2029	13,969,713	14,940,609
"M1", Series 2001-10R, 144A, 7.287%, 12/27/2028*	106,505	106,505
Deutsche Mortgage and Asset Receiving Corp., "A2", Series 1998-C1, 6.538%, 6/15/2031	11,405,000	12,212,541
DLJ Mortgage Acceptance Corp., "A1B", Series 1997-CF2, 144A, 6.82%, 10/15/2030	8,779,507	9,353,599
First Union-Lehman Brothers Commercial Mortgage, "A3", Series 1997-C2, 6.65%, 11/18/2029	18,472,668	19,765,940
First Union-Lehman Brothers-Bank of America, "A1", Series 1998-C2, 6.28%, 11/18/2035	9,126,397	9,346,402
GMAC Commercial Mortgage Securities, Inc.:
"A1", Series 1998-C2, 6.15%, 5/15/2035	1,105,374	1,130,159
"A3", Series 1997-C1, 6.869%, 7/15/2029	14,533,052	15,569,273
Headlands Mortgage Securities, Inc., "B1", Series 1998-3, 6.65%, 2/25/2029	3,252,518	3,248,594
JP Morgan Chase Commercial Mortgage Securities, "A1", Series 2004-CB9, 3.475%, 6/12/2041	10,000,000	9,850,000
JP Morgan Commercial Mortgage Finance Corp., "A3", Series 1997-C5, 7.088%, 9/15/2029	6,169,240	6,671,261
Master Resecuritization Trust, 4.25%, 1/30/2033	4,709,952	4,642,247
Merrill Lynch Mortgage Investors, Inc.:
"A2", Series 1998-C2, 6.39%, 2/15/2030	14,207,188	15,064,632
"A3", Series 1996-C2, 6.96%, 11/21/2028	4,167,532	4,407,934
"A3", Series 1997-C1, 7.12%, 6/18/2029	4,932,697	5,274,281
"A3", Series 1996-C1, 7.42%, 4/25/2028	9,035,397	9,275,228
Morgan Stanley Dean Witter Capital I, "A2", Series 1998-WF1, 6.55%, 3/15/2030	4,700,000	5,050,605
Nationslink Funding Corp., "A1", Series 1998-2, 6.001%, 8/20/2030	402,996	415,245
Paine Webber Mortgage Acceptance Corp., "1B2", Series 1999-4, 144A, 6.799%, 7/28/2024	407,793	407,793
PNC Mortgage Acceptance Corp., "A1", Series 2000-C1, 7.52%, 7/15/2008	3,686,248	4,006,288
Prudential Home Mortgage Securities, "4B", Series 1994-A, 144A, 6.784%, 4/28/2024*	256,479	256,479
Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $217,052,806)		210,725,342

Collateralized Mortgage Obligations 2.8%
Fannie Mae Grantor Trust, "A1", Series 2001-T8, 7.5%, 7/25/2041	2,249,480	2,410,453
Fannie Mae Whole Loan, "1A2", Series 2003-W4, 3.063%, 4/25/2038	5,000,000	4,969,973
Federal Home Loan Mortgage Corp., "BT", Series 2448, 6.0%, 5/15/2017	21,670	22,689
Federal National Mortgage Association:
"PD", Series G94-10, 6.5%, 9/17/2009	5,000,000	5,218,093
"3A", Series 2004-W8, 7.5%, 6/25/2044	15,000,000	15,998,437
Total Collateralized Mortgage Obligations (Cost $28,354,306)		28,619,645

Government National Mortgage Association 1.8%
Government National Mortgage Association:
7.0% with various maturities from 6/15/2012 until 6/15/2017	10,319,680	11,004,021
8.0% with various maturities from 1/15/2010 until 8/15/2012	2,922,228	3,094,230
8.5%, 11/15/2009	1,792,470	1,859,526
9.5% with various maturities from 12/15/2016 until 11/15/2020	5,285	5,964
11.5%, 4/15/2019	2,238,878	2,539,667
Total Government National Mortgage Association (Cost $18,407,228)		18,503,408

	Shares	Value ($)

Securities Lending Collateral 18.2%
Daily Assets Fund Institutional (Cost $186,354,407) (c) (d)	186,354,407	186,354,407

Cash Equivalents 1.2%
Scudder Cash Management QP Trust, 1.20% (d) (Cost $12,354,628)	12,354,628	12,354,628

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,234,484,723) (a)	118.3	1,215,434,664
Other Assets and Liabilities, Net	(18.3)	(188,140,337)
Net Assets	100.0	1,027,294,327

* These securities are shown at their current rate as of June 30, 2004.
(a) The cost for federal income tax purposes was $1,243,387,234. At June 30, 2004, net unrealized depreciation for all securities based on tax cost was $27,952,570. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,789,576 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $29,742,146.
(b) All or a portion on these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2004 amounted to $183,012,038, which is 17.8% of total net assets.
(c) Represents collateral held in connection with securities lending.
(d) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $1,035,775,688)	$ 1,016,725,629
Investment in Daily Assets Fund Institutional (cost $186,354,407)*	186,354,407
Investment in Scudder Cash Management QP Trust (cost $12,354,628)	12,354,628
Total investments in securities, at value (cost $1,234,484,723)	1,215,434,664
Receivable for investments sold	35,188,049
Interest receivable	8,262,774
Receivable for Fund shares sold	562,067
Due from Advisor	78,835
Total assets	1,259,526,389
Liabilities
Payable upon return of securities loaned	186,354,407
Payable for investment purchased	43,191,776
Payable for Fund shares redeemed	1,524,730
Accrued management fee	384,646
Other accrued expenses and payables	776,503
Total liabilities	232,232,062
Net assets, at value	$ 1,027,294,327
Net Assets
Net assets consist of: Distributions in excess of investment income	(5,380,346)
Net unrealized appreciation (depreciation) on investments	(19,050,059)
Accumulated net realized gain (loss)	(112,118,485)
Paid-in capital	1,163,843,217
Net assets, at value	$ 1,027,294,327

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($128,567,293 / 12,455,837 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.32
Maximum offering price per share (100 / 97.25 of $10.32)	$ 10.61
Class B
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($26,013,322 / 2,516,880 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 10.34
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($24,519,084 / 2,372,661 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 10.33
Class AARP Net Asset Value, offering and redemption price per share ($315,047,639 / 30,516,072 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.32
Class S Net Asset Value, offering and redemption price per share ($533,146,989 / 51,650,529 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.32

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Income: Interest	$ 19,146,883
Interest - Scudder Cash Management QP Trust	90,592
Securities lending income	210,123
Total Income	19,447,598
Expenses: Management fee	2,373,105
Administrative fee	819,690
Services to shareholders	697,788
Distribution service fees	423,066
Trustees' fees and expenses	14,684
Other*	174,247
Total expenses, before expense reductions	4,502,580
Expense reductions	(200,204)
Total expenses, after expense reductions	4,302,376
Net investment income	15,145,222
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	(660,158)
Net realized appreciation (depreciation) during the period on investments	(14,728,758)
Net gain (loss) on investment transactions	(15,388,916)
Net increase (decrease) in net assets resulting from operations	$ (243,694)

* Included herein are amounts representing three months of operating expenses previously covered by the Administrative Agreement (see Note C of Notes to Financial Statements) including custodian and accounting fees, auditing, legal, reports to shareholders and registration fees.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income	$ 15,145,222	$ 34,832,300
Net realized gain (loss) on investment transactions	(660,158)	8,848,856
Net unrealized appreciation (depreciation) on investment transactions during the period	(14,728,758)	(14,423,109)
Net increase (decrease) in net assets resulting from operations	(243,694)	29,258,047
Distributions to shareholders from: Net investment income: Class A	(2,537,080)	(4,778,111)
Class B	(410,009)	(1,088,096)
Class C	(374,237)	(759,957)
Class AARP	(6,614,266)	(13,814,655)
Class S	(11,113,068)	(23,792,035)
Fund share transactions: Proceeds from shares sold	103,826,598	238,809,298
Reinvestment of distributions	16,455,712	34,628,302
Cost of shares redeemed	(159,712,619)	(317,229,647)
Net increase (decrease) in net assets from Fund share transactions	(39,430,309)	(43,792,047)
Increase (decrease) in net assets	(60,722,663)	(58,766,854)
Net assets at beginning of period	1,088,016,990	1,146,783,844
Net assets at end of period (including distributions in excess of investment income and undistributed net investment income of $5,380,346 and $523,092, respectively)	$ 1,027,294,327	$ 1,088,016,990

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A
Years Ended December 31,	2004[a]	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.53	$ 10.67	$ 10.65	$ 10.67
Income (loss) from investment operations: Net investment income[c]	.14	.31	.39	.26
Net realized and unrealized gain (loss) on investment transactions	(.15)	(.05)	.08	(.01)
Total from investment operations	(.01)	.26	.47	.25
Less distributions from: Net investment income	(.20)	(.40)	(.45)	(.27)
Net asset value, end of period	$ 10.32	$ 10.53	$ 10.67	$ 10.65
Total Return (%)[d]	(.11)e**	2.36	4.67	2.33**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	129	132	130	120
Ratio of expenses before expense reductions (%)	1.00*	1.01	1.03	1.03*
Ratio of expenses after expense reductions (%)	.99*	1.01	1.03	1.03*
Ratio of net investment income (%)	2.70*	2.92	3.63	4.62*
Portfolio turnover rate (%)	116*	221	346	87
[a] For the six months ended June 30, 2004 (Unaudited).
[b] For the period from June 25, 2001 (commencement of operations of Class A shares) to December 31, 2001.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of sales charge.
[e] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class B
Years Ended December 31,	2004[a]	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.53	$ 10.67	$ 10.65	$ 10.67
Income (loss) from investment operations: Net investment income[c]	.11	.22	.30	.21
Net realized and unrealized gain (loss) on investment transactions	(.14)	(.05)	.09	(.01)
Total from investment operations	(.03)	.17	.39	.20
Less distributions from: Net investment income	(.16)	(.31)	(.37)	(.22)
Net asset value, end of period	$ 10.34	$ 10.53	$ 10.67	$ 10.65
Total Return (%)[d]	(.42)e**	1.54	3.82	1.92**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	26	31	37	30
Ratio of expenses before expense reductions (%)	1.93*	1.82	1.83	1.83*
Ratio of expenses after expense reductions (%)	1.67*	1.82	1.83	1.83*
Ratio of net investment income (%)	2.02*	2.11	2.83	3.82*
Portfolio turnover rate (%)	116*	221	346	87
[a] For the six months ended June 30, 2004 (Unaudited).
[b] For the period from June 25, 2001 (commencement of operations of Class B shares) to December 31, 2001.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of sales charge.
[e] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class C
Years Ended December 31,	2004[a]	2003	2002	2001[b]
Selected Per Share Data
Net asset value, beginning of period	$ 10.54	$ 10.68	$ 10.65	$ 10.67
Income (loss) from investment operations: Net investment income[c]	.11	.23	.31	.21
Net realized and unrealized gain (loss) on investment transactions	(.16)	(.06)	.09	(.01)
Total from investment operations	(.05)	.17	.40	.20
Less distributions from: Net investment income	(.16)	(.31)	(.37)	(.22)
Net asset value, end of period	$ 10.33	$ 10.54	$ 10.68	$ 10.65
Total Return (%)[d]	(.51)e**	1.66[e]	3.85	1.93**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	25	27	20	9
Ratio of expenses before expense reductions (%)	1.72*	1.80	1.80	1.80*
Ratio of expenses after expense reductions (%)	1.64*	1.78	1.80	1.80*
Ratio of net investment income (%)	2.05*	2.15	2.86	3.85*
Portfolio turnover rate (%)	116*	221	346	87
[a] For the six months ended June 30, 2004 (Unaudited).
[b] For the period from June 25, 2001 (commencement of operations of Class C shares) to December 31, 2001.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of sales charge.
[e] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class AARP
Years Ended December 31,	2004[a]	2003	2002	2001[b]	2000[c]
Selected Per Share Data
Net asset value, beginning of period	$ 10.54	$ 10.68	$ 10.65	$ 10.56	$ 10.38
Income (loss) from investment operations: Net investment income[d]	.15	.34	.42	.55	.26
Net realized and unrealized gain (loss) on investment transactions	(.16)	(.05)	.09	.13	.18
Total from investment operations	(.01)	.29	.51	.68	.44
Less distributions from: Net investment income	(.21)	(.43)	(.48)	(.59)	(.26)
Net asset value, end of period	$ 10.32	$ 10.54	$ 10.68	$ 10.65	$ 10.56
Total Return (%)	.02e**	2.73	4.85	6.67	4.27**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	315	337	349	353	346
Ratio of expenses before expense reductions (%)	.77*	.76	.75	.75	.73f*
Ratio of expenses after expense reductions (%)	.75*	.76	.75	.75	.73f*
Ratio of net investment income (%)	2.94*	3.17	3.91	5.18	6.32*
Portfolio turnover rate (%)	116*	221	346	87	167
[a] For the six months ended June 30, 2004 (Unaudited).
[b] As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the year ended December 31, 2001, was to decrease net investment income per share by $.02, increase net realized and unrealized gains and losses per share by $.02, and decrease the ratio of net investment income to average net assets from 5.37% to 5.18%. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
[c] For the period from August 14, 2000 (commencement of operations of Class AARP shares) to December 31, 2000.
[d] Based on average shares outstanding during the period.
[e] Total return would have been lower had certain expenses not been reduced.
[f] The ratio of operating expenses includes a one-time reduction in reorganization expenses. The ratio without this reduction is .76%.
* Annualized
** Not annualized

Class S
Years Ended December 31,	2004[a]	2003	2002	2001[b]	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 10.53	$ 10.68	$ 10.65	$ 10.56	$ 10.44	$ 10.87
Income (loss) from investment operations:
Net investment income[c]	.15	.34	.42	.55	.64	.60
Net realized and unrealized gain (loss) on investment transactions	(.15)	(.06)	.09	.13	.11	(.44)
Total from investment operations	.00	.28	.51	.68	.75	.16
Less distributions from: Net investment income	(.21)	(.43)	(.48)	(.59)	(.63)	(.59)
Net asset value, end of period	$ 10.32	$ 10.53	$ 10.68	$ 10.65	$ 10.56	$ 10.44
Total Return (%)	(.07)d**	2.73	4.95	6.56	7.49[d]	1.57[d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	533	562	610	632	646	774
Ratio of expenses before expense reductions (%)	.78*	.76	.75	.75	.90[e]	.87
Ratio of expenses after expense reductions (%)	.75*	.76	.75	.75	.84[e]	.85
Ratio of net investment income (%)	2.94*	3.17	3.91	5.18	6.10	5.60
Portfolio turnover rate (%)	116*	221	346	87	167	256
[a] For the six months ended June 30, 2004 (Unaudited).
[b] As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. In addition, paydowns on mortgage-backed securities which were included in realized gain/loss on investment transactions prior to January 1, 2001 are included as interest income. The effect of this change for the year ended December 31, 2001, was to decrease net investment income per share by $.02, increase net realized and unrealized gains and losses per share by $.02, and decrease the ratio of net investment income to average net assets from 5.37% to 5.18%. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
[c] Based on average shares outstanding during the period.
[d] Total return would have been lower had certain expenses not been reduced.
[e] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .88% and .82%, respectively.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Short-Term Bond Fund (the "Fund") is a diversified series of Scudder Funds Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Prior to March 1, 2004, Class C shares were offered with an initial sales charge. Class C shares do not convert into another class. Shares of Class AARP are designed for members of AARP. Class S shares of the Fund are generally not available to new investors. Class AARP and S shares are not subject to initial or contingent deferred sales charges.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, administrative fee, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker-dealer. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Securities Lending. The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund in the form of cash and/or government securities equal to 102 percent of the value of domestic securities and 105 percent of the value of securities denominated in foreign currencies on loan. The Fund may invest the cash collateral in an affiliated money market fund. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral. Either the Fund or the borrower may terminate the loan. The Fund is subject to all investment risks associated with the value of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At December 31, 2003, the Fund had a net tax basis capital loss carryforward of approximately $102,921,000, which may be applied against any realized net taxable gains of each succeeding year until fully utilized or until December 31, 2004 ($27,917,000), December 31, 2005 ($20,309,000), December 31, 2006 ($6,741,000), December 31, 2007 ($32,143,000) and December 31, 2008 ($15,811,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2003 through December 31, 2003, the Fund incurred approximately $753,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 2004.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current distributions will be determined at the end of current fiscal year.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended June 30, 2004, purchases and sales of investment securities (excluding short-term investments, US Treasury Obligations) aggregated $266,435,690 and $426,422,794, respectively. Purchase and sales of US Treasury Obligations aggregated $334,341,663 and $203,099,974, respectively.

C. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.45% of the first $1,500,000,000 of the Fund's average daily net assets, 0.425% of the next $500,000,000 of such net assets, 0.40% of the next $1,000,000,000 of such net assets, 0.385% of the next $1,000,000,000 of such net assets, 0.37% of the next $1,000,000,000 of such net assets, 0.355% of the next $1,000,000,000 of such net assets and 0.34% of such net assets in excess of $6,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended June 30, 2004, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of 0.45% of the Fund's average daily net assets.

Administrative Fee. Under the Administrative Agreement (the "Administrative Agreement"), the Advisor provided or paid others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its Management Agreement with the Fund, as described above) in exchange for the payment by each class of the Fund of an administrative services fee (the "Administrative Fee") of 0.325%, 0.375%, 0.350%, 0.30% and 0.30% of average daily net assets for Class A, B, C, AARP and S, respectively, computed and accrued daily and payable monthly.

The Administrative Agreement between the Advisor and the Fund terminated March 31, 2004 and effective April 1, 2004, the Fund directly bears the cost of those expenses formerly covered under the Administrative Agreement.

For the period January 1, 2004 through March 31, 2004, the Administrative Fee was as follows:

Administrative Fee	Total Aggregated	Not Imposed
Class A	$ 107,727	$ -
Class B	27,170	-
Class C	21,807	5,608
Class AARP	247,871	-
Class S	415,115	-
	$ 819,690	$ 5,608

Effective October 1, 2003 through September 30, 2005, the Advisor has agreed to contractually waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses of each class at 0.90% of average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 distribution and/or service fees, directors and directors' counsel fees and organizational and offering expenses.)

Furthermore, for the period January 1, 2004 through March 31, 2004, the Advisor agreed to waive a portion of its Administrative Fee of the Fund to the extent necessary to maintain the operating expenses of each class at 0.79%, 0.90%, 0.71%, 0.84% and 0.79% of average daily net assets for Class A, B, C, AARP and S shares, respectively (excluding certain expenses such as extra ordinary expenses, taxes, brokerage, interest, Rule 12b-1 distribution and/or service fees, trustee and trustee counsel fees).

In addition, for the period April 1, 2004 through June 30, 2004, the Advisor has agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses at 0.75%, 0.67%, 0.67%, 0.75% and 0.75% for Class A, B, C, AARP and S, respectively, of average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 distribution and/or service fees, directors and directors' counsel fees and organizational and offering expenses).

In addition, for the six months ended June 30, 2004, the Advisor agreed to reimburse the Fund an additional $82,063 for expenses related to service provider fees..

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class A, B and C shares of the Fund. Scudder Service Corporation ("SSC"), a subsidiary of the Advisor, is the transfer, shareholder service and dividend-paying agent for Class AARP and S shares of the Fund. Pursuant to a sub-transfer agency agreement between SISC and SSC and DST Systems, Inc. ("DST"), SISC and SSC have delegated certain transfer agent and dividend-paying agent functions to DST. The costs and expenses of such delegation are borne by SISC and SSC, not by the Fund. For the period April 1, 2004 through June 30, 2004, the amounts charged to the Fund by SISC and SSC were as follows:

Services to Shareholders	Total Aggregated	Not Imposed	Unpaid at June 30, 2004
Class A	$ 52,143	$ -	$ 52,143
Class B	31,395	24,543	6,852
Class C	8,372	2,470	5,902
Class AARP	165,984	23,933	142,051
Class S	202,475	61,398	141,077
	$ 460,369	$ 112,344	$ 348,025

Scudder Fund Accounting Corporation ("SFAC"), an affiliate of the Advisor, is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. SFAC has retained State Street Bank and Trust Company to provide certain administrative, fund accounting and record-keeping services to the Fund. For the period April 1, 2004 through June 30, 2004, the amount charged to the Fund by SFAC for accounting services aggregated $69,797, all of which is unpaid at June 30, 2004.

Prior to March 31, 2004, the Service Provider Fees outlined above were paid by the Advisor in accordance with the Administrative Agreement.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended June 30, 2004, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at June 30, 2004
Class B	$ 104,112	$ 16,120
Class C	93,070	15,384
	$ 197,182	$ 31,504

In addition, SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these firms based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2004, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at June 30, 2004	Annualized Effective Rate
Class A	$ 164,415	$ 26,150.25%
Class B	34,599	5,799.25%
Class C	26,870	3,431.22%
	$ 225,884	$ 35,380

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended June 30, 2004 aggregated $7,176. There were no underwriting commissions paid in connection with the distribution of Class C shares for the six months ended June 30, 2004.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended June 30, 2004, the CDSC for Class B and C shares aggregated $54,232 and $6,007, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended June 30, 2004, SDI received $1,973.

Trustees' Fees and Expenses. The Trust pays each of its Trustees not affiliated with the Advisor retainer fees, plus specified amounts for attended board and committee meetings.

Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Scudder Cash Management QP Trust (the "QP Trust"), and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

Other Related Parties. AARP through its affiliate, AARP Services, Inc., monitors and oversees the AARP Investment Program from Scudder Investments, but does not act as an investment advisor or recommend specific mutual funds. DeIM has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in AARP Class shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by the DeIM. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6 billion of net assets, 0.06% for the next $10 billion and 0.05% thereafter. These amounts are used for the general purposes of AARP and its members.

D. Expense Off-Set Arrangement

The Fund has entered into an arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the six months ended June 30, 2004, the custodian fee was reduced by $189 for custodian credits earned.

E. Line of Credit

The Fund and several other affiliated Funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2004		Year Ended December 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	2,316,893	$ 24,305,390	7,400,936	$ 78,609,669
Class B	578,175	6,043,288	1,935,579	20,586,330
Class C	736,001	7,681,585	1,756,496	18,690,161
Class AARP	1,198,058	12,565,666	3,275,407	34,820,306
Class S	5,092,784	53,230,669	8,096,385	86,102,832
		$ 103,826,598		$ 238,809,298
Shares issued to shareholders in reinvestment of distributions
Class A	201,156	$ 2,101,854	368,464	$ 3,907,109
Class B	30,600	319,811	82,687	877,243
Class C	24,012	251,043	45,988	487,739
Class AARP	466,910	4,879,905	958,653	10,169,577
Class S	852,087	8,903,099	1,808,807	19,186,634
		$ 16,455,712		$ 34,628,302
Shares redeemed
Class A	(2,569,329)	$ (26,863,150)	(7,485,011)	$ (79,494,159)
Class B	(1,045,902)	(10,962,057)	(2,507,338)	(26,619,769)
Class C	(930,575)	(9,747,580)	(1,135,644)	(12,051,294)
Class AARP	(3,115,846)	(32,675,567)	(4,962,263)	(52,699,681)
Class S	(7,595,138)	(79,464,265)	(13,785,895)	(146,364,744)
		$ (159,712,619)		$ (317,229,647)
Net increase (decrease)
Class A	(51,280)	$ (455,906)	284,389	$ 3,022,619
Class B	(437,127)	(4,598,958)	(489,072)	(5,156,196)
Class C	(170,562)	(1,814,952)	666,840	7,126,606
Class AARP	(1,450,878)	(15,229,996)	(728,203)	(7,709,798)
Class S	(1,650,267)	(17,330,497)	(3,880,703)	(41,075,278)
		$ (39,430,309)		$ (43,792,047)

G. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. We are unable to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, Deutsche Asset Management ("DeAM") and its affiliates, certain individuals, including in some cases Fund Trustees/Directors, and other parties. DeAM has undertaken to bear all liabilities and expenses incurred by the Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding fund valuation, market timing, revenue sharing or other subjects of the pending inquiries. Based on currently available information, DeAM believes the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder funds.

Account Management Resources

For shareholders of Classes A, B and C

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Class A	Class B	Class C
Nasdaq Symbol	SZBAX	SZBBX	SZBCX
CUSIP Number	810902-270	810902-288	810902-296
Fund Number	422	622	722

For shareholders of Class AARP and Class S

	AARP Investment Program Shareholders	Scudder Class S Shareholders
Automated Information Lines	Easy-Access Line (800) 631-4636	SAIL™ (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Sites	aarp.scudder.com	myScudder.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 253-2277 To speak with an AARP Investment Program service representative	(800) SCUDDER To speak with a Scudder service representative.
Written Correspondence	AARP Investment Program from Scudder Investments PO Box 219735 Kansas City, MO 64121-9735	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web sites - aarp.scudder.com or myScudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call your service representative.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class AARP	Class S
Nasdaq Symbol	ASHTX	SCSTX
Fund Number	122	022

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

For AARP shareholders only: Certain investors in the AARP Investment Program are advised that limited nonpublic personal information is shared with AARP and its subsidiary AARP Services Inc. (ASI). This includes an investor's status as a current or former Program participant, name, address, and type of account maintained (i.e. IRA or non-IRA). This information must be shared so that ASI can provide quality control services, such as monitoring satisfaction with the Program. However, AARP and ASI may also use this information for other purposes such as member research, and may share this information with other AARP providers to inform members of AARP benefits and services. Shareholders residing in states with certain state specific privacy restrictions are excluded from this information sharing. All other shareholders may instruct us in writing not to share information regarding themselves or joint account holders with AARP or ASI for any purposes unrelated to the AARP Investment Program. With respect to accounts that are jointly held, an opt-out request received from any of the joint account holders will be applied to the entire account.

Questions on this policy may be sent to:

For Class AARP:
AARP Investment Program, Attention: Correspondence,
P.O. Box 219735, Kansas City, MO 64121-9735

For Class S:
Scudder Investments, Attention: Correspondence,
P.O. Box 219669, Kansas City, MO 64121-9669

For all other classes:
Scudder Investments, Attention: Correspondence - Chicago
P.O. Box 219415, Kansas City, MO 64121-9415

August 2003

Notes

Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                        Not applicable.

ITEM 8.         [RESERVED]

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Committee on Independent Trustees/Directors selects and nominates
Independent Trustees/Directors. Fund shareholders may also submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Trust, Two
International Place, Boston, MA 02110.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

Fund management has previously identified a significant deficiency relating to the overall fund expense payment and accrual process. This matter relates primarily to a bill payment processing issue. There was no material impact to shareholders, fund net asset value, fund performance or the accuracy of any fund's financial statements. Fund management discussed this matter with the
Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Short Term Bond Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Short Term Bond Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 23, 2004

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               August 23, 2004